Bonds Payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Bonds Payable
22.	BONDS PAYABLE

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in January 2021 and interest due annually with annual interest rate at 1.30%	$7,000,000	$7,000,000	$228,683
Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	2,000,000	2,000,000	65,338
Repayable at maturity in January 2022 and interest due annually with annual interest rate at 1.25%	3,700,000	3,700,000	120,876
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	140,477

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Unsecured convertible overseas bonds
US$200,000 thousand (linked to New Taiwan dollar)	$6,185,600	$-	$-
	23,185,600	17,000,000	555,374
Less: discounts on bonds payable	42,820	14,064	459
	23,142,780	16,985,936	554,915
Less: current portion	6,161,197	-	-

	$16,981,583	$16,985,936	$554,915

a.	In September 2013, ASE offered the third unsecured convertible overseas bonds (the “Bonds”) in US$400,000 thousand. The Bonds are zero coupon bonds with a maturity of 5 years. In 2017, the Bonds holders have exercised the conversion right to convert the Bonds of US$399,600 thousand into ASE’s ordinary shares at conversion prices from NT$27.95 to NT$28.96. Except those have been converted, ASE, based on the board of directors’ resolution, has early redeemed the outstanding Bonds of US$400 thousand in September 2017.

b.	In July 2015, ASE offered the fourth unsecured convertible overseas bonds (the “Currency Linked Bonds”) in US$200,000 thousand. The Currency Linked Bonds are zero coupon bonds with a maturity of 2.75 years. The Currency Linked Bonds were expired in March 2018 and none has been exercised. ASE redeemed the Currency Linked Bonds in cash in an amount by converting the par value into New Taiwan dollar amount using a fixed exchange rate of US$1 to NT$30.928 and then back to U.S. dollar amount using the applicable prevailing rate at the time of redemption. At the same time, ASE reclassified NT$214,022 thousand from capital surplus arising from equity component of convertible bonds to capital surplus arising from expired share options.

c.	To focus on corporate sustainability and to carry out the commitment to environmental protection and energy conservation, Anstock II Limited, a subsidiary the Company 100% owned, offered overseas bonds in US$300,000 thousand with the maturity of 3 years and annual interest rate of 2.125% (the “Green Bonds”) in July 2014. The Green Bonds are unconditionally and irrevocably guaranteed by ASE and the proceeds were used to fund certain eligible projects to promote the Group’s transition to low-carbon and climate resilient growth. The Company’s subsidiary has repaid the Green Bonds in July 2017.

d.	In October 2014, SPIL offered the fourth unsecured convertible overseas bonds (the “SPIL Bonds”) in US$400,000 thousand. The SPIL Bonds are zero coupon bonds with a maturity of 5 years. During May 1, 2018 to June 30, 2018, all outstanding SPIL Bonds of US$148,000 thousand were converted into SPIL’s ordinary shares and then such ordinary shares were repurchased by the Company with a total consideration of NT$5,216,985 thousand (US$170,434 thousand) (NT$51.2 (US$1.67) per ordinary share, 0.3% securities transactions tax not yet deducted) pursuant to the supplemental indenture. In addition, capital surplus arising from the difference between consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition was decreased by NT$388,491 thousand (US$12,692 thousand).